Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule Of Reserve Activity

The continuity of share-based payments reserve activity during the years was as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Balance, beginning of the year	$93,515,510	$64,280,247	$63,924,814
Vesting and forfeiture of options	—	2,970	180,587
Vesting and forfeiture of DSUs	2,321,445	11,100,686	4,650,337
Vesting of RSUs	40,757,669	25,853,678	—
DSU exercise	(15,467,160)	(2,733,328)	(400,000)
RSU exercise	(13,321,000)	(460,225)	—
Option exercise	(80,511)	(3,961,898)	(3,978,991)
Expired options	(12,091,112)	(566,620)	(96,500)
Balance, end of the year	$95,634,841	$93,515,510	$64,280,247

Schedule of share options transactions

Share option transactions continuity during the years were as follows (in number of options):

	December 31, 2025		December 31, 2024		December 31, 2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance, beginning of year	913,125	$10.17	1,455,625	$8.34	2,030,125	$9.12
Granted	—	—	—	—	12,500	16.00
Exercised	(10,000)	4.00	(489,166)	4.21	(330,750)	7.55
Expired	(828,125)	9.72	(53,334)	15	—	—
Cancelled	—	—	—	—	(256,250)	15.85
Balance, end of year	75,000	$16.00	913,125	$10.17	1,455,625	$8.34

Schedule of outstanding options common shares

At December 31, 2025, outstanding options to acquire common shares of the Company were as follows:

Date of expiry	Options outstanding	Options exercisable	Exercise price
January 20, 2027	62,500	62,500	$16.00
May 11, 2028	12,500	12,500	$16.00
	75,000	75,000

Schedule of deferred share units

DSU transactions continuity during the years were as follows (in number of DSUs):

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Balance, beginning of year	4,102,083	3,552,083	3,264,583
Forfeit	—	(173,958)	—
Exercised	(962,500)	(82,292)	(25,000)
Granted	666,500	806,250	312,500
Balance, end of year	3,806,083	4,102,083	3,552,083

Schedule of RSU transactions continuity

RSU transactions continuity during the years were as follows (in number of RSUs):

	Year ended December 31, 2025	Year ended December 31, 2024
Balance, beginning of year	4,425,625	—
Granted	1,796,300	4,457,500
Exercised	(900,000)	(31,875)
Forfeit	(275,000)	—
Balance, end of year	5,046,925	4,425,625